Cover	Jul. 02, 2026
Document Information [Line Items]
Document Type	S-1
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	B&R Technology Merger Corp.
Entity Central Index Key	0002131350
Entity Primary SIC Number	6770
Entity Tax Identification Number	98-1902448
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	2300 West Sahara Avenue
Entity Address, Address Line Two	Las Vegas
Entity Address, City or Town	NV
Entity Address, Postal Zip Code	89102
Entity Phone Fax Numbers [Line Items]
City Area Code	702
Local Phone Number	483-8180
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	David York
Entity Address, Address Line One	2300 West Sahara Avenue
Entity Address, Address Line Two	Las Vegas
Entity Address, City or Town	NV
Entity Address, Postal Zip Code	89102
Entity Phone Fax Numbers [Line Items]
City Area Code	702
Local Phone Number	483-8180